Investment Objectives and Goals - Neuberger Berman Short Duration Income ETF	Aug. 31, 2023
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks the highest available current income consistent with liquidity and low risk to principal;
Objective, Secondary [Text Block]	total return is a secondary goal.